PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 28, 2012
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic benefit cost for pension and other post-retirement benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2012	2011	2010	2012	2011	2010
Service cost	$ 23,425	$ 24,206	$ 21,998	$ 2,272	$ 2,219	$ 2,477
Interest cost	49,135	50,282	48,305	17,910	18,891	20,703
Expected return on plan assets	(68,511)	(62,989)	(55,128)	–	–	–
Amortization of prior service cost	(5,079)	(607)	(607)	3,561	4,341	4,341
Recognized actuarial loss (gain)	20,130	16,633	16,133	(3)	(4)	2,377
Settlement charges	–	–	1,192	–	–	–
Curtailment charge	–	–	131	–	–	–
Special termination cost	–	–	386	–	–	109
Net periodic cost	$ 19,100	$ 27,525	$ 32,410	$ 23,740	$ 25,447	$ 30,007

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$ 942,626	$878,630	$351,134	$346,707
Service cost	23,425	24,206	2,272	2,219
Interest cost	49,135	50,282	17,910	18,891
Plan amendments	–	(51,283)	(22,262)	(2,082)
Actuarial loss	222,541	84,958	63,177	7,276
Benefits paid	(45,358)	(44,167)	(22,719)	(21,877)
Benefit obligation at end of year	$1,192,369	$942,626	$389,512	$351,134

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 870,923	$802,449	$ –	$ –
Actual return on plan assets	83,533	86,748	–	–
Employee contributions	–	–	2,495	2,749
Employer contributions	30,132	25,893	25,054	26,120
Benefits paid	(45,358)	(44,167)	(27,549)	(28,869)
Fair value of plan assets at end of year	$ 939,230	$870,923	$ –	$ –
Funded status at end of year	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2012	2011	2012	2011
Pension assets	$ 49	$ 80,208	$ –	$ –
Employee related expenses	(3,650)	(2,924)	(23,622)	(26,433)
Pension and post-retirement benefits	(249,538)	(148,987)	(365,890)	(324,701)
Net amount recognized	$(253,139)	$ (71,703)	$(389,512)	$(351,134)

Schedule of weighted-average actuarial assumptions used to determine defined benefit pension plan obligations
	2012	2011
Discount rate Rate of future compensation increase (for plans that base benefits on final compensation level)	4.05% 3.97%	5.33% 3.93%

Schedule of weighted-average actuarial assumptions used to determine net periodic pension cost

	2012	2011	2010
Discount rate	5.33%	5.82%	6.28%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%	4.08%
Expected long-term return on plan assets	8.00%	8.00%	8.25%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

	1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(14,912)	$50,956	$(157,002)	$198,266
Expected long-term rate of return on plan assets	$(9,259)	$9,259	$–	$–
Rate of future compensation increase	$1,938	$(1,881)	$10,936	$(10,673)
Post-retirement Benefits:
Discount rate	$(4,679)	$4,926	$(42,103)	$48,451
Health care cost trend rate	$1,861	$(1,662)	$34,017	$(29,805)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2012		2011
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	29.4%	20-35%	22.1%	20-35%
Hormel Foods Corporation Stock	5.2%	0-10%	5.7%	0-10%
Small Capitalization Equity	5.7%	5-15%	11.9%	5-15%
International Equity	19.7%	15-25%	18.1%	15-25%
Private Equity	3.6%	0-15%	2.5%	0-15%
Total Equity Securities	63.6%	55-75%	60.3%	55-75%
Fixed Income	35.0%	25-45%	38.3%	25-45%
Cash and Cash Equivalents	1.4%	–	1.4%	–

Schedule of benefits expected to be paid over the next ten fiscal years
(in thousands)	Pension Benefits	Post- retirement Benefits
2013	$ 46,534	$ 21,514
2014	47,757	21,480
2015	49,902	21,672
2016	52,489	21,826
2017	55,404	21,788
2018 – 2022	323,016	106,196

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 28, 2012
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 13,544	$ 13,544	$ -	$ -
Large Capitalization Equity(2)
Domestic	$298,375	$181,994	$116,381	$ -
Foreign	26,503	26,503	-	-
Total Large Capitalization Equity	$324,878	$208,497	$116,381	$ -
Small Capitalization Equity(3)
Domestic	$ 47,883	$ 47,883	$ -	$ -
Foreign	5,456	5,456	-	-
Total Small Capitalization Equity	$ 53,339	$ 53,339	$ -	$ -
International Equity(4)
Mutual fund	$ 50,317	$ -	$ 50,317	$ -
Collective trust	134,926	-	134,926	-
Total International Equity	$185,243	$ -	$185,243	$ -
Private Equity(5)
Domestic	$ 26,785	$ -	$ -	$26,785
International	6,883	-	-	6,883
Total Private Equity	$ 33,668	$ -	$ -	$33,668
Total Equity	$597,128	$261,836	$301,624	$33,668
Fixed Income(6)
US government issues	$122,207	$ 94,346	$ 27,861	$ -
Municipal issues	18,294	-	18,294	-
Corporate issues - domestic	166,029	-	166,029	-
Corporate issues - foreign	22,028	-	22,028	-
Total Fixed Income	$328,558	$ 94,346	$234,212	$ -
Total Investments at Fair Value	$939,230	$369,726	$535,836	$33,668

	Fair Value Measurements at October 30, 2011
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$ 93,301	$ 25,562	$ -
Municipal issues	18,463		18,463	-
Corporate issues - domestic	165,778		165,778	-
Corporate issues - foreign	30,549		30,549	-
Total Fixed Income	$333,653	$ 93,301	$240,352	$ -
Total Investments at Fair Value	$870,923	$425,962	$423,114	$21,847

(1)   Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)   Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)   Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)   International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)   Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; venture capitalists; and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, buildups, and distressed; investment strategies also include early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)   Fixed Income: The Level 1 investments include U.S. Treasury bonds and notes, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist principally of U.S. government securities, which are valued daily using institutional bond quote sources and mortgage-backed securities pricing sources; municipal, domestic, and foreign securities, which are valued daily using institutional bond quote sources; and mutual funds invested in long-duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year-end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2012	2011
Beginning Balance	$21,847	$ 9,331
Purchases, issuances, and settlements (net)	9,316	9,886
Unrealized gains	478	2,633
Realized gains (losses)	1,812	(3)
Interest and dividend income	215	-
Ending Balance	$33,668	$21,847